Related party transactions	6 Months Ended
Mar. 31, 2023
Related party transactions
Related party transactions

Note 15 – Related party transactions

The relationship and the nature of related party transactions are summarized as follows:

Name of related party	Relationship to the Company	Nature of transactions
Yefang Zhang	Principal shareholder	Provide a guarantee as an additional security for bank loan
Zhengyu Wang	Former CEO, spouse of Ms. Yefang Zhang	Provide a guarantee as an additional security for bank loan
Hangzhou Forasen Energy Technology Co., Ltd.	Controlled by Mr. Zhengyu Wang, spouse of Ms. Yefang Zhang	Lease of office space to the Company
Feng Zhou	Legal representative of Hangzhou Forasen	Provide a guarantee as an additional security for bank loan
Wenhua Liu	A director of CN Energy	Provide personal guarantee as an additional security for bank loan

Due from a related party

As of March 31, 2023 and September 30, 2022, amount due from Yefang Zhang was nil and $116,250, respectively. The amount was fully repaid by Yefang Zhang in January 2023.

Due to a related party

As of March 31, 2023 and September 30, 2022, the Company owed Yefang Zhang $109,200 and nil, respectively. The balance is interest-free, unsecured, and due upon demand.

Operating lease from related parties

On October 8, 2021, Zhejiang New Material entered into a lease agreement with Zhejiang Forasen Energy Technology Co., Ltd., a PRC company controlled by Mr. Zhengyu Wang, to lease approximately 27,147 square feet of office space in Hangzhou. The lease term is for five years with annual rent of RMB454,043 (equivalent of $66,114).

Guarantees provided by related parties

The Company’s related parties provide guarantees for the Company’s short-term and long-term bank loans (see Note 13).